Dividends (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Dividends

	2017	2016	2015
	RMB million	RMB million	RMB million
Interim –Nil (2016: RMB5.1 cents) per ordinary share	—	738	—
Proposed final –RMB5.1 cents (2016: RMB4.9 cents) per ordinary share	740	709	—

	740	1,447	—